CITIGROUP [LOGO]




October 5, 2005


Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Forum Funds
         File Nos.  2-67052; 811-3023
         CIK:  0000315774

Ladies and Gentlemen:

On behalf of Forum Funds, a Delaware statutory trust (the "Registrant"), pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Statement of Additional Information for Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory International Fund and Brown Advisory Real Estate Fund dated October 1, 2005 does not differ from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on September 30, 2005, accession number 0001275125-05-000497.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6680.

Sincerely,

/s/ Leslie K. Klenk

Leslie K. Klenk
Citigroup Fund Services, LLC












      Forum Financial Group, LLC Two Portland Square Portland, Maine 04101